SUMMARY OF DEFERRED REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Regulatory Liability [Line Items]
Deferred Revenue Beginning	$ 650,000	$ 500,000	$ 500,000
Revenue Recognized		(500,000)	(500,000)
Revenue Deferred			650,000
Deferred Revenue Ending	650,000		650,000
Deferred Revenue [Member]
Regulatory Liability [Line Items]
Deferred Revenue Beginning	650,000	$ 500,000	500,000
Revenue Recognized			(500,000)
Revenue Deferred			650,000
Deferred Revenue Ending	$ 650,000		$ 650,000